Average Annual Total Returns - Great-West Small Cap Growth Fund	Institutional OneYear	Institutional FiveYears	Institutional SinceInception	Institutional InceptionDate	Investor OneYear	Investor FiveYears	Investor SinceInception	Investor InceptionDate	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) OneYear	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) FiveYears	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) SinceInception	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	37.51%	17.42%	14.92%	Sep. 10, 2015	36.90%	17.00%	14.51%	Sep. 10, 2015	34.63%	16.36%	14.93%